OPERATING LEASES	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES

The components of operating lease income were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2020	2019	2020	2019
Operating lease income	68,378	73,794	205,409	218,683
Variable lease income	680	—	1,574	1,393
Total operating lease income	69,058	73,794	206,983	220,076